Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE
The table below shows total compensation, as set forth in the summary compensation table, and compensation actually paid ("CAP"), calculated in accordance with SEC Pay versus Performance regulations for our PEO and other NEOs, as well as certain performance measures, for the fiscal years ended December 31, 2022, 2021 and 2020.

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation actually paid to PEO ($)(2)	Average Summary Compensation Table Total for other NEOs ($)(3)	Average Compensation Actually Paid to other NEOs ($)(2)(3)	Value of Initial Fixed $100 Investment Based on:		Net Income ($ in Millions)	ROATCE %(6)
					TSR(4)	Peer Group TSR(5)
2022	$1,549,596	$1,476,916	$756,008	$726,766	$108.56	$119.01	$105.0	18.56%
2021	1,442,701	1,517,567	633,441	721,480	121.77	129.55	113.4	17.04%
2020	2,654,466	1,108,641	1,014,518	553,073	87.26	101.71	82.2	13.79%
(1)The Principal Executive Officer ("PEO") is Lee R. Gibson for all periods presented.
(2)The amount reported is calculated in accordance with SEC Pay versus Performance regulations and does not represent compensation received by our NEOs. See the detail of the calculation in the table below.
(3)For 2022 and 2021, the other NEOs are Julie N. Shamburger, Tim Alexander, Brian K. McCabe and T.L. Arnold, Jr. For 2020, the other NEOs are Julie N. Shamburger, Tim Alexander, Brian K. McCabe and Mark Drennan.
(4)Total Shareholder Return ("TSR").
(5)The peer group consists of the same companies included in our Form 10-K for the performance graph required by Item 201(e) of Regulation S-K. The peer group consists of Cullen/Frost Bankers, Inc. (CFR), First Financial Bankshares, Inc.(FFIN), Hilltop Holdings (HTH), Independent Bank Group, Inc. (IBTX), Prosperity Bancshares, Inc. (PB), Texas Capital Bancshares, Inc. (TCBI) and Veritex Holdings, Inc. (VBTX).
	(6)The company-selected measure is ROATCE, a non-GAAP measure. In calculating ROATCE, Southside adds back the after tax amortization expense to net income available to common and subtracts average intangible assets for the period from average shareholders’ equity.
Company Selected Measure Name	ROATCE
Named Executive Officers, Footnote [Text Block]	For 2022 and 2021, the other NEOs are Julie N. Shamburger, Tim Alexander, Brian K. McCabe and T.L. Arnold, Jr. For 2020, the other NEOs are Julie N. Shamburger, Tim Alexander, Brian K. McCabe and Mark Drennan.
Peer Group Issuers, Footnote [Text Block]	The peer group consists of the same companies included in our Form 10-K for the performance graph required by Item 201(e) of Regulation S-K. The peer group consists of Cullen/Frost Bankers, Inc. (CFR), First Financial Bankshares, Inc.(FFIN), Hilltop Holdings (HTH), Independent Bank Group, Inc. (IBTX), Prosperity Bancshares, Inc. (PB), Texas Capital Bancshares, Inc. (TCBI) and Veritex Holdings, Inc. (VBTX).
PEO Total Compensation Amount	$ 1,549,596	$ 1,442,701	$ 2,654,466
PEO Actually Paid Compensation Amount	$ 1,476,916	1,517,567	1,108,641
Adjustment To PEO Compensation, Footnote [Text Block]
The table below shows the calculation and related adjustments for compensation actually paid.

Year	Executive	Summary Compensation Table Total	Subtract: Change in Pension Value	Add: Service Cost and Prior Service Cost (1)	Subtract: Equity Grants at Grant Date Fair Value	Add: Equity Awards Granted at Year-End Value (2)(3)	Add: Change in Value of Unvested Equity Awards (3)(4)	Add: Change in Value of Vested Equity Awards (3)(5)	Compensation Actually Paid
2022	PEO	$1,549,596	$—	$—	$271,144	$242,428	$(9,250)	$(34,714)	$1,476,916
	Other NEOs	756,008	—	—	106,333	95,050	(4,777)	(13,182)	726,766
2021	PEO	1,442,701	172,927	—	125,187	139,344	82,083	151,553	1,517,567
	Other NEOs	633,441	3,661	—	46,486	51,742	34,621	51,823	721,480
2020	PEO	2,654,466	1,572,177	198,992	—	—	(94,661)	(77,979)	1,108,641
	Other NEOs	1,014,518	481,273	80,415	3,684	3,739	(32,719)	(27,923)	553,073
(1)Reflects the actuarially determined service cost for services rendered by executives during the reported year (i.e. service cost). We note our Pension Plan was frozen effective December 31, 2020, thus no service cost for 2021 and 2022. Additionally, there was no prior service cost in any of the reported years.
(2)The amount reported reflects equity awards granted during the fiscal year and dividends equivalents accrued during the year of grant, valued as of fiscal year end.
(3)NQSO grant date fair values were calculated using the Black-Scholes option pricing model as of the grant date. We note no NQSOs were granted in any of the years presented. NQSOs have been remeasured as of each measurement date using the stock price as of the measurement date and updated assumptions: expected term, volatility, dividend yield and risk-free rate as of the measurement date. RSU fair values are calculated using the stock price as of the grant date, and stock price was updated for each measurement period to reflect the stock price on such date. PSUs fair values are calculated using the stock price as of the grant date assuming target performance and was updated for each measurement period to reflect the stock price and expected payout levels as of such date.
(4)The amount reported reflects the increase (decrease) in fair value from prior fiscal year end to fiscal year end for the reporting period for equity awards. Dividend equivalents accrued in the year of the period presented are presented at fair value as of year end. Dividend equivalents accrued in prior periods reflect the change in fair value from prior fiscal year end to the fiscal year end for the reporting period.
(5)The amount reported reflects the increase (decrease) in fair value from prior fiscal year end to the vesting date in the reporting period. Dividend equivalents are included. Dividend equivalents accrued in the year of the period presented are presented at fair value as of the vest date. Dividend equivalents accrued in prior periods reflect the change in fair value from prior fiscal year end to the vesting date for the reporting period.

Non-PEO NEO Average Total Compensation Amount	$ 756,008	633,441	1,014,518
Non-PEO NEO Average Compensation Actually Paid Amount	$ 726,766	721,480	553,073
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
The table below shows the calculation and related adjustments for compensation actually paid.

Year	Executive	Summary Compensation Table Total	Subtract: Change in Pension Value	Add: Service Cost and Prior Service Cost (1)	Subtract: Equity Grants at Grant Date Fair Value	Add: Equity Awards Granted at Year-End Value (2)(3)	Add: Change in Value of Unvested Equity Awards (3)(4)	Add: Change in Value of Vested Equity Awards (3)(5)	Compensation Actually Paid
2022	PEO	$1,549,596	$—	$—	$271,144	$242,428	$(9,250)	$(34,714)	$1,476,916
	Other NEOs	756,008	—	—	106,333	95,050	(4,777)	(13,182)	726,766
2021	PEO	1,442,701	172,927	—	125,187	139,344	82,083	151,553	1,517,567
	Other NEOs	633,441	3,661	—	46,486	51,742	34,621	51,823	721,480
2020	PEO	2,654,466	1,572,177	198,992	—	—	(94,661)	(77,979)	1,108,641
	Other NEOs	1,014,518	481,273	80,415	3,684	3,739	(32,719)	(27,923)	553,073
(1)Reflects the actuarially determined service cost for services rendered by executives during the reported year (i.e. service cost). We note our Pension Plan was frozen effective December 31, 2020, thus no service cost for 2021 and 2022. Additionally, there was no prior service cost in any of the reported years.
(2)The amount reported reflects equity awards granted during the fiscal year and dividends equivalents accrued during the year of grant, valued as of fiscal year end.
(3)NQSO grant date fair values were calculated using the Black-Scholes option pricing model as of the grant date. We note no NQSOs were granted in any of the years presented. NQSOs have been remeasured as of each measurement date using the stock price as of the measurement date and updated assumptions: expected term, volatility, dividend yield and risk-free rate as of the measurement date. RSU fair values are calculated using the stock price as of the grant date, and stock price was updated for each measurement period to reflect the stock price on such date. PSUs fair values are calculated using the stock price as of the grant date assuming target performance and was updated for each measurement period to reflect the stock price and expected payout levels as of such date.
(4)The amount reported reflects the increase (decrease) in fair value from prior fiscal year end to fiscal year end for the reporting period for equity awards. Dividend equivalents accrued in the year of the period presented are presented at fair value as of year end. Dividend equivalents accrued in prior periods reflect the change in fair value from prior fiscal year end to the fiscal year end for the reporting period.
(5)The amount reported reflects the increase (decrease) in fair value from prior fiscal year end to the vesting date in the reporting period. Dividend equivalents are included. Dividend equivalents accrued in the year of the period presented are presented at fair value as of the vest date. Dividend equivalents accrued in prior periods reflect the change in fair value from prior fiscal year end to the vesting date for the reporting period.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

Financial Performance Measure
EPS
ROATCE
Loan Growth

Total Shareholder Return Amount	$ 108.56	121.77	87.26
Peer Group Total Shareholder Return Amount	119.01	129.55	101.71
Net Income (Loss)	$ 105,000,000.0	$ 113,400,000	$ 82,200,000
Company Selected Measure Amount | pURE	0.1856	0.1704	0.1379
PEO Name	Lee R. Gibson
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	EPS
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	ROATCE
Non-GAAP Measure Description [Text Block]	The company-selected measure is ROATCE, a non-GAAP measure. In calculating ROATCE, Southside adds back the after tax amortization expense to net income available to common and subtracts average intangible assets for the period from average shareholders’ equity.
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Loan Growth
PEO [Member] | Subtract: Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 172,927	$ 1,572,177
PEO [Member] | Add: Service Cost and Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	198,992
PEO [Member] | Subtract: Equity Grants at Grant Date Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	271,144	125,187	0
PEO [Member] | Add: Equity Awards Granted at Year-End Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	242,428	139,344	0
PEO [Member] | Add: Change in Value of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,250)	82,083	(94,661)
PEO [Member] | Add: Change in Value of Vested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(34,714)	151,553	(77,979)
Non-PEO NEO [Member] | Subtract: Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	3,661	481,273
Non-PEO NEO [Member] | Add: Service Cost and Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	80,415
Non-PEO NEO [Member] | Subtract: Equity Grants at Grant Date Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	106,333	46,486	3,684
Non-PEO NEO [Member] | Add: Equity Awards Granted at Year-End Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	95,050	51,742	3,739
Non-PEO NEO [Member] | Add: Change in Value of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,777)	34,621	(32,719)
Non-PEO NEO [Member] | Add: Change in Value of Vested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (13,182)	$ 51,823	$ (27,923)